CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 79,275	$ 1,067.1	₽ 132,398
Term deposits	23,415	315.2	105,787
Investments in marketable equity securities	4,049	54.5
Accounts receivable, less allowance for doubtful accounts of RUB 1,798 and RUB 2,716, respectively	43,568	586.4	25,440
Prepaid expenses	12,663	170.4	6,727
Inventory	9,587	129.0	4,810
Funds receivable, net	6,180	83.2	2,289
Investments in debt securities	452	6.1
VAT reclaimable	13,498	181.7	7,573
Other current assets	7,288	98.1	5,377
Total current assets	199,975	2,691.7	290,401
Property and equipment, net	98,325	1,323.5	61,772
Operating lease right-of-use assets	36,245	487.9	20,800
Intangible assets, net	22,359	301.0	21,842
Content assets, net	13,767	185.3	7,464
Goodwill	117,864	1,586.5	104,275
Long-term prepaid expenses	3,278	44.0	1,391
Equity method investments	9,425	126.9
Investments in non-marketable equity securities	790	10.6	1,135
Deferred tax assets	5,625	75.7	1,639
Other non-current assets	7,843	105.6	4,893
Total non-current assets	315,521	4,247.0	225,211
TOTAL ASSETS	515,496	6,938.7	515,612
Current liabilities:
Accounts payable, accrued and other liabilities	84,495	1,137.3	43,634
Income and non-income taxes payable	16,196	218.0	12,573
Deferred revenue	10,415	140.2	6,645
Total current liabilities	111,106	1,495.5	62,852
Convertible debt	85,835	1,155.4	83,277
Deferred tax liabilities	2,989	40.2	3,705
Operating lease liabilities	24,642	331.7	12,830
Finance lease liabilities	15,350	206.6	3,387
Other accrued liabilities	2,649	35.6	1,459
Total non-current liabilities	131,465	1,769.5	104,658
Total liabilities	242,571	3,265.0	167,510
Commitments and contingencies
Redeemable noncontrolling interests	869	11.7	3,167
Shareholders' equity:
Ordinary shares: par value (Class A 0.01, Class B 0.10 and Class C 0.09); shares authorized (Class A: 500,000,000, Class B: 37,138,658 and Class C: 37,748,658); shares issued (Class A: 320,430,479 and 323,800,479, Class B: 35,708,674 and 35,698,674, and Class C: 1,429,984 and 10,000, respectively); shares outstanding (Class A: 318,501,858 and 323,004,678, Class B: 35,708,674 and 35,698,674, and Class C: nil)	281	3.8	278
Treasury shares at cost (Class A: 1,928,621 and 795,801, respectively)	(2,728)	(36.7)	(6)
Additional paid-in capital	112,942	1,520.2	160,857
Accumulated other comprehensive income	16,193	217.9	17,923
Retained earnings	131,488	1,769.9	145,789
Total equity attributable to Yandex N.V.	258,176	3,475.1	324,841
Noncontrolling interests	13,880	186.9	20,094
Total shareholders' equity	272,056	3,662.0	344,935
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	515,496	6,938.7	515,612
Priority share
Shareholders' equity:
Preferred share